Taxes - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Allowance for credit losses	$ 347,123	$ 619,675
Accrued member rewards	12,394	15,511
Accrued employee bonus	5,260	18,146
Accrued asset retirement obligation	81,761	185,941
Accrued employee retirement pension	63,040	72,378
Change in fair value of warrant liabilities	531,816
Net operating loss carry-forwards	93,663	38,562
Total deferred tax assets	1,135,057	950,213
Valuation allowance	(15,354)	(79,062)	$ (597,777)
Total deferred tax assets, net	1,119,703	871,151
Deferred tax liabilities:
Change in fair value of warrant liabilities		(38,588)
Compensation receivable for consumption tax	(2,383,575)	(3,047,924)
Total deferred tax liabilities	(2,383,575)	(3,086,512)
Deferred tax liabilities, net	$ (1,263,872)	$ (2,215,361)